Schedule of accounts receivable, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 29,942,050	$ 21,808,030
Allowance for doubtful accounts	(1,570,348)	(1,486,333)	$ (1,371,341)
Total, net	$ 28,371,702	$ 20,321,697